Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Variable Insurance Fund, Inc.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000011741
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	Class I
Trading Symbol	MMGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.94%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight in communication services

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ A lack of exposure to utilities, which was the best performing sector in the Index

↓ Stock selection in materials, driven by underperformance from a holding in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products. The position was sold in May 2024.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,898	$9,722	$9,832
2/15	$10,503	$10,285	$10,508
3/15	$10,291	$10,180	$10,538
4/15	$10,353	$10,226	$10,464
5/15	$10,259	$10,368	$10,588
6/15	$10,220	$10,194	$10,418
7/15	$10,330	$10,365	$10,586
8/15	$9,542	$9,739	$9,970
9/15	$9,129	$9,455	$9,585
10/15	$9,176	$10,202	$10,189
11/15	$9,429	$10,258	$10,211
12/15	$9,410	$10,048	$9,980
1/16	$8,331	$9,481	$9,225
2/16	$8,031	$9,478	$9,369
3/16	$8,566	$10,145	$10,038
4/16	$8,594	$10,208	$10,032
5/16	$8,622	$10,391	$10,196
6/16	$8,791	$10,412	$10,195
7/16	$9,391	$10,825	$10,700
8/16	$9,391	$10,853	$10,668
9/16	$9,539	$10,870	$10,663
10/16	$8,938	$10,635	$10,230
11/16	$8,909	$11,111	$10,674
12/16	$8,584	$11,327	$10,711
1/17	$9,303	$11,541	$11,069
2/17	$9,421	$11,970	$11,387
3/17	$9,647	$11,978	$11,450
4/17	$10,080	$12,105	$11,620
5/17	$10,858	$12,229	$11,897
6/17	$10,927	$12,339	$11,932
7/17	$11,006	$12,572	$12,132
8/17	$11,281	$12,596	$12,217
9/17	$11,173	$12,903	$12,563
10/17	$11,498	$13,185	$12,914
11/17	$11,911	$13,585	$13,346
12/17	$11,911	$13,721	$13,418
1/18	$12,778	$14,444	$14,177
2/18	$12,935	$13,912	$13,732
3/18	$12,856	$13,633	$13,710
4/18	$12,669	$13,684	$13,580
5/18	$14,067	$14,071	$14,088
6/18	$14,490	$14,163	$14,143
7/18	$14,189	$14,633	$14,446
8/18	$16,109	$15,147	$15,279
9/18	$16,023	$15,172	$15,214
10/18	$14,447	$14,055	$13,707
11/18	$14,484	$14,336	$14,056
12/18	$13,180	$13,002	$12,780
1/19	$15,075	$14,118	$14,249
2/19	$16,416	$14,614	$15,085
3/19	$16,712	$14,828	$15,288
4/19	$17,647	$15,420	$15,976
5/19	$17,585	$14,422	$15,057
6/19	$18,804	$15,435	$16,114
7/19	$19,640	$15,664	$16,490
8/19	$19,089	$15,345	$16,190
9/19	$17,093	$15,614	$16,005
10/19	$17,136	$15,950	$16,302
11/19	$18,806	$16,557	$17,113
12/19	$18,466	$17,035	$17,314
1/20	$19,740	$17,016	$17,476
2/20	$19,584	$15,623	$16,271
3/20	$17,192	$13,475	$13,844
4/20	$21,310	$15,259	$16,012
5/20	$25,966	$16,075	$17,620
6/20	$29,758	$16,443	$18,033
7/20	$33,903	$17,376	$19,474
8/20	$35,910	$18,635	$20,004
9/20	$37,268	$17,957	$19,724
10/20	$36,779	$17,569	$19,748
11/20	$44,251	$19,707	$22,400
12/20	$46,590	$20,593	$23,475
1/21	$51,139	$20,501	$23,397
2/21	$52,309	$21,142	$23,796
3/21	$45,910	$21,900	$23,342
4/21	$47,300	$23,029	$24,654
5/21	$44,646	$23,134	$24,277
6/21	$50,397	$23,705	$25,927
7/21	$47,638	$24,105	$26,194
8/21	$48,027	$24,793	$27,039
9/21	$45,523	$23,681	$25,730
10/21	$50,556	$25,282	$27,534
11/21	$47,006	$24,897	$26,370
12/21	$41,437	$25,877	$26,463
1/22	$32,513	$24,355	$23,048
2/22	$31,905	$23,741	$22,768
3/22	$30,251	$24,512	$23,134
4/22	$23,369	$22,312	$20,529
5/22	$19,211	$22,282	$19,734
6/22	$17,825	$20,418	$18,259
7/22	$20,270	$22,333	$20,494
8/22	$20,366	$21,500	$19,822
9/22	$18,002	$19,506	$18,140
10/22	$18,098	$21,106	$19,566
11/22	$17,036	$22,208	$20,630
12/22	$15,347	$20,907	$19,392
1/23	$17,857	$22,347	$21,084
2/23	$17,229	$21,825	$20,876
3/23	$17,809	$22,408	$21,163
4/23	$16,650	$22,647	$20,857
5/23	$18,002	$22,735	$20,870
6/23	$19,787	$24,288	$22,483
7/23	$21,525	$25,158	$23,163
8/23	$19,305	$24,673	$22,399
9/23	$18,243	$23,497	$21,308
10/23	$16,602	$22,875	$20,221
11/23	$18,967	$25,008	$22,688
12/23	$22,152	$26,334	$24,408
1/24	$20,318	$26,626	$24,276
2/24	$22,972	$28,067	$26,102
3/24	$23,841	$28,973	$26,726
4/24	$21,332	$27,698	$25,174
5/24	$21,428	$29,006	$25,442
6/24	$22,200	$29,904	$25,867
7/24	$22,683	$30,460	$26,024
8/24	$24,131	$31,123	$26,670
9/24	$25,579	$31,767	$27,559
10/24	$27,557	$31,534	$28,040
11/24	$33,300	$33,632	$31,778
12/24	$31,418	$32,604	$29,803

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	41.83%	11.21%	12.13%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 196,833,498
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 908,312
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$196,833,498
# of Portfolio Holdings	41
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$908,312

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.0%Footnote Reference†
Investment Companies	3.0%
Short-Term Investments	3.5%
Industrials	4.7%
Health Care	8.3%
Financials	9.0%
Communication Services	14.7%
Consumer Discretionary	23.4%
Information Technology	33.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.5%
DoorDash, Inc.	6.7%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.3%
Global-e Online Ltd.	5.7%
ROBLOX Corp.	5.6%
Samsara, Inc.	4.9%
Carvana Co.	4.7%
Aurora Innovation, Inc.	4.5%
Core & Main, Inc.	4.5%
Total	57.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011740
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio
Class Name	Class II
Trading Symbol	MMGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$126	1.04%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight in communication services

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ A lack of exposure to utilities, which was the best performing sector in the Index

↓ Stock selection in materials, driven by underperformance from a holding in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products. The position was sold in May 2024.

Line Graph [Table Text Block]
	Class II	Russell 3000® Index	Russell Midcap® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,896	$9,722	$9,832
2/15	$10,502	$10,285	$10,508
3/15	$10,287	$10,180	$10,538
4/15	$10,351	$10,226	$10,464
5/15	$10,255	$10,368	$10,588
6/15	$10,215	$10,194	$10,418
7/15	$10,327	$10,365	$10,586
8/15	$9,535	$9,739	$9,970
9/15	$9,124	$9,455	$9,585
10/15	$9,172	$10,202	$10,189
11/15	$9,420	$10,258	$10,211
12/15	$9,401	$10,048	$9,980
1/16	$8,323	$9,481	$9,225
2/16	$8,017	$9,478	$9,369
3/16	$8,561	$10,145	$10,038
4/16	$8,590	$10,208	$10,032
5/16	$8,609	$10,391	$10,196
6/16	$8,780	$10,412	$10,195
7/16	$9,382	$10,825	$10,700
8/16	$9,372	$10,853	$10,668
9/16	$9,522	$10,870	$10,663
10/16	$8,921	$10,635	$10,230
11/16	$8,891	$11,111	$10,674
12/16	$8,570	$11,327	$10,711
1/17	$9,291	$11,541	$11,069
2/17	$9,402	$11,970	$11,387
3/17	$9,632	$11,978	$11,450
4/17	$10,053	$12,105	$11,620
5/17	$10,835	$12,229	$11,897
6/17	$10,895	$12,339	$11,932
7/17	$10,975	$12,572	$12,132
8/17	$11,256	$12,596	$12,217
9/17	$11,146	$12,903	$12,563
10/17	$11,467	$13,185	$12,914
11/17	$11,867	$13,585	$13,346
12/17	$11,877	$13,721	$13,418
1/18	$12,739	$14,444	$14,177
2/18	$12,890	$13,912	$13,732
3/18	$12,820	$13,633	$13,710
4/18	$12,629	$13,684	$13,580
5/18	$14,022	$14,071	$14,088
6/18	$14,443	$14,163	$14,143
7/18	$14,136	$14,633	$14,446
8/18	$16,051	$15,147	$15,279
9/18	$15,963	$15,172	$15,214
10/18	$14,388	$14,055	$13,707
11/18	$14,426	$14,336	$14,056
12/18	$13,128	$13,002	$12,780
1/19	$15,005	$14,118	$14,249
2/19	$16,353	$14,614	$15,085
3/19	$16,643	$14,828	$15,288
4/19	$17,563	$15,420	$15,976
5/19	$17,512	$14,422	$15,057
6/19	$18,722	$15,435	$16,114
7/19	$19,538	$15,664	$16,490
8/19	$19,000	$15,345	$16,190
9/19	$17,021	$15,614	$16,005
10/19	$17,051	$15,950	$16,302
11/19	$18,724	$16,557	$17,113
12/19	$18,374	$17,035	$17,314
1/20	$19,640	$17,016	$17,476
2/20	$19,480	$15,623	$16,271
3/20	$17,094	$13,475	$13,844
4/20	$21,197	$15,259	$16,012
5/20	$25,823	$16,075	$17,620
6/20	$29,591	$16,443	$18,033
7/20	$33,722	$17,376	$19,474
8/20	$35,696	$18,635	$20,004
9/20	$37,049	$17,957	$19,724
10/20	$36,560	$17,569	$19,748
11/20	$43,979	$19,707	$22,400
12/20	$46,311	$20,593	$23,475
1/21	$50,828	$20,501	$23,397
2/21	$51,986	$21,142	$23,796
3/21	$45,626	$21,900	$23,342
4/21	$46,996	$23,029	$24,654
5/21	$44,355	$23,134	$24,277
6/21	$50,078	$23,705	$25,927
7/21	$47,332	$24,105	$26,194
8/21	$47,691	$24,793	$27,039
9/21	$45,229	$23,681	$25,730
10/21	$50,204	$25,282	$27,534
11/21	$46,691	$24,897	$26,370
12/21	$41,127	$25,877	$26,463
1/22	$32,281	$24,355	$23,048
2/22	$31,691	$23,741	$22,768
3/22	$30,025	$24,512	$23,134
4/22	$23,204	$22,312	$20,529
5/22	$19,076	$22,282	$19,734
6/22	$17,692	$20,418	$18,259
7/22	$20,109	$22,333	$20,494
8/22	$20,217	$21,500	$19,822
9/22	$17,886	$19,506	$18,140
10/22	$17,941	$21,106	$19,566
11/22	$16,911	$22,208	$20,630
12/22	$15,230	$20,907	$19,392
1/23	$17,724	$22,347	$21,084
2/23	$17,073	$21,825	$20,876
3/23	$17,670	$22,408	$21,163
4/23	$16,531	$22,647	$20,857
5/23	$17,886	$22,735	$20,870
6/23	$19,621	$24,288	$22,483
7/23	$21,355	$25,158	$23,163
8/23	$19,133	$24,673	$22,399
9/23	$18,049	$23,497	$21,308
10/23	$16,477	$22,875	$20,221
11/23	$18,808	$25,008	$22,688
12/23	$21,951	$26,334	$24,408
1/24	$20,109	$26,626	$24,276
2/24	$22,764	$28,067	$26,102
3/24	$23,632	$28,973	$26,726
4/24	$21,138	$27,698	$25,174
5/24	$21,247	$29,006	$25,442
6/24	$21,951	$29,904	$25,867
7/24	$22,439	$30,460	$26,024
8/24	$23,903	$31,123	$26,670
9/24	$25,312	$31,767	$27,559
10/24	$27,263	$31,534	$28,040
11/24	$32,954	$33,632	$31,778
12/24	$31,111	$32,604	$29,803

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	41.73%	11.11%	12.02%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 196,833,498
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 908,312
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$196,833,498
# of Portfolio Holdings	41
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$908,312

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.0%Footnote Reference†
Investment Companies	3.0%
Short-Term Investments	3.5%
Industrials	4.7%
Health Care	8.3%
Financials	9.0%
Communication Services	14.7%
Consumer Discretionary	23.4%
Information Technology	33.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.5%
DoorDash, Inc.	6.7%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.3%
Global-e Online Ltd.	5.7%
ROBLOX Corp.	5.6%
Samsara, Inc.	4.9%
Carvana Co.	4.7%
Aurora Innovation, Inc.	4.5%
Core & Main, Inc.	4.5%
Total	57.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011752
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	Class I
Trading Symbol	MEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.09%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Bond Global Diversified Index:

↑ Overweight to Suriname sovereign credit, whose restructured bonds rallied throughout the year. A French oil major announced it would move forward with an offshore oil project in Suriname.

↑ Off-benchmark Brazil corporate bonds, specifically exposures to a mining company and a sugar and ethanol company

↑ Overweight Sri Lanka sovereign credit, as assets rallied on steady progress during the year toward its bond restructuring

↓ Overweights to Venezuela and Argentina sovereign credit

↓ Underweights to Pakistan and South Africa sovereign credit. South Africa’s coalition government, which formed after the May 2024 election, has remained stable.

Line Graph [Table Text Block]
	Class I	J.P. Morgan Emerging Markets Bond Global Diversified Index	Emerging Markets Debt Blended Index
12/14	$10,000	$10,000	$10,000
1/15	$9,975	$10,093	$10,034
2/15	$10,189	$10,179	$10,159
3/15	$10,214	$10,201	$10,206
4/15	$10,503	$10,368	$10,407
5/15	$10,428	$10,328	$10,351
6/15	$10,189	$10,167	$10,176
7/15	$10,154	$10,217	$10,218
8/15	$9,981	$10,124	$10,108
9/15	$9,742	$9,993	$9,968
10/15	$10,101	$10,267	$10,283
11/15	$10,088	$10,261	$10,277
12/15	$9,888	$10,118	$10,123
1/16	$9,782	$10,100	$10,103
2/16	$9,981	$10,292	$10,307
3/16	$10,353	$10,628	$10,651
4/16	$10,605	$10,817	$10,855
5/16	$10,552	$10,797	$10,822
6/16	$10,918	$11,162	$11,226
7/16	$11,115	$11,363	$11,401
8/16	$11,339	$11,566	$11,606
9/16	$11,395	$11,613	$11,645
10/16	$11,241	$11,468	$11,475
11/16	$10,764	$10,999	$10,997
12/16	$10,932	$11,146	$11,155
1/17	$11,058	$11,306	$11,315
2/17	$11,311	$11,533	$11,550
3/17	$11,353	$11,576	$11,590
4/17	$11,550	$11,749	$11,779
5/17	$11,648	$11,853	$11,877
6/17	$11,606	$11,836	$11,846
7/17	$11,712	$11,935	$11,924
8/17	$11,905	$12,146	$12,130
9/17	$11,934	$12,148	$12,128
10/17	$11,964	$12,193	$12,150
11/17	$11,949	$12,199	$12,118
12/17	$11,994	$12,289	$12,194
1/18	$11,979	$12,283	$12,170
2/18	$11,741	$12,039	$11,932
3/18	$11,756	$12,074	$11,977
4/18	$11,578	$11,899	$11,802
5/18	$11,370	$11,787	$11,674
6/18	$11,192	$11,646	$11,556
7/18	$11,460	$11,944	$11,795
8/18	$11,161	$11,737	$11,568
9/18	$11,381	$11,915	$11,772
10/18	$11,098	$11,658	$11,510
11/18	$11,019	$11,608	$11,464
12/18	$11,161	$11,765	$11,632
1/19	$11,759	$12,284	$12,146
2/19	$11,838	$12,407	$12,221
3/19	$12,011	$12,583	$12,399
4/19	$11,995	$12,614	$12,414
5/19	$12,026	$12,666	$12,485
6/19	$12,436	$13,096	$12,865
7/19	$12,585	$13,255	$13,013
8/19	$12,552	$13,354	$13,084
9/19	$12,469	$13,293	$13,037
10/19	$12,552	$13,330	$13,086
11/19	$12,519	$13,267	$13,064
12/19	$12,751	$13,534	$13,309
1/20	$12,917	$13,740	$13,512
2/20	$12,801	$13,607	$13,381
3/20	$10,941	$11,723	$11,528
4/20	$11,141	$11,986	$11,787
5/20	$11,855	$12,714	$12,502
6/20	$12,286	$13,160	$12,942
7/20	$12,780	$13,649	$13,422
8/20	$12,902	$13,719	$13,491
9/20	$12,658	$13,465	$13,241
10/20	$12,658	$13,461	$13,237
11/20	$13,197	$13,980	$13,748
12/20	$13,458	$14,246	$14,009
1/21	$13,319	$14,091	$13,857
2/21	$13,024	$13,731	$13,503
3/21	$12,867	$13,599	$13,373
4/21	$13,180	$13,900	$13,670
5/21	$13,302	$14,048	$13,815
6/21	$13,371	$14,151	$13,916
7/21	$13,442	$14,210	$13,974
8/21	$13,571	$14,349	$14,111
9/21	$13,296	$14,052	$13,819
10/21	$13,259	$14,055	$13,822
11/21	$12,966	$13,797	$13,568
12/21	$13,186	$13,990	$13,758
1/22	$12,801	$13,592	$13,366
2/22	$11,941	$12,702	$12,491
3/22	$11,996	$12,588	$12,379
4/22	$11,263	$11,884	$11,687
5/22	$11,208	$11,887	$11,690
6/22	$10,311	$11,149	$10,963
7/22	$10,616	$11,471	$11,280
8/22	$10,576	$11,362	$11,174
9/22	$9,759	$10,639	$10,463
10/22	$9,700	$10,656	$10,479
11/22	$10,616	$11,465	$11,274
12/22	$10,715	$11,502	$11,311
1/23	$11,193	$11,866	$11,669
2/23	$10,815	$11,604	$11,412
3/23	$10,835	$11,716	$11,522
4/23	$10,855	$11,779	$11,583
5/23	$10,815	$11,711	$11,516
6/23	$11,173	$11,972	$11,773
7/23	$11,352	$12,201	$11,998
8/23	$11,156	$12,018	$11,818
9/23	$10,894	$11,705	$11,511
10/23	$10,742	$11,547	$11,355
11/23	$11,352	$12,200	$11,998
12/23	$11,984	$12,778	$12,566
1/24	$12,006	$12,647	$12,437
2/24	$12,223	$12,771	$12,559
3/24	$12,550	$13,038	$12,821
4/24	$12,289	$12,767	$12,555
5/24	$12,507	$12,997	$12,781
6/24	$12,594	$13,077	$12,860
7/24	$12,844	$13,322	$13,100
8/24	$13,062	$13,631	$13,404
9/24	$13,329	$13,882	$13,652
10/24	$13,232	$13,644	$13,417
11/24	$13,402	$13,806	$13,577
12/24	$13,329	$13,613	$13,387

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	11.23%	0.89%	2.92%
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.54%	0.12%	3.13%
Emerging Markets Debt Blended Index	6.54%	0.12%	2.96%

AssetsNet	$ 103,138,610
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 539,774
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,138,610
# of Portfolio Holdings	226
Portfolio Turnover Rate	139%
Total Advisory Fees Paid	$539,774

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	1.2%
Not Rated	6.1%
CCC or Lower	15.9%
B	40.1%
BB	21.6%
BBB	13.6%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio
Class Name	Class II
Trading Symbol	MBDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$120	1.14%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Bond Global Diversified Index:

↑ Overweight to Suriname sovereign credit, whose restructured bonds rallied throughout the year. A French oil major announced it would move forward with an offshore oil project in Suriname.

↑ Off-benchmark Brazil corporate bonds, specifically exposures to a mining company and a sugar and ethanol company

↑ Overweight Sri Lanka sovereign credit, as assets rallied on steady progress during the year toward its bond restructuring

↓ Overweights to Venezuela and Argentina sovereign credit

↓ Underweights to Pakistan and South Africa sovereign credit. South Africa’s coalition government, which formed after the May 2024 election, has remained stable.

Line Graph [Table Text Block]
	Class II	J.P. Morgan Emerging Markets Bond Global Diversified Index	Emerging Markets Debt Blended Index
12/14	$10,000	$10,000	$10,000
1/15	$9,975	$10,093	$10,034
2/15	$10,190	$10,179	$10,159
3/15	$10,215	$10,201	$10,206
4/15	$10,506	$10,368	$10,407
5/15	$10,430	$10,328	$10,351
6/15	$10,190	$10,167	$10,176
7/15	$10,163	$10,217	$10,218
8/15	$9,976	$10,124	$10,108
9/15	$9,749	$9,993	$9,968
10/15	$10,096	$10,267	$10,283
11/15	$10,083	$10,261	$10,277
12/15	$9,883	$10,118	$10,123
1/16	$9,789	$10,100	$10,103
2/16	$9,976	$10,292	$10,307
3/16	$10,350	$10,628	$10,651
4/16	$10,590	$10,817	$10,855
5/16	$10,537	$10,797	$10,822
6/16	$10,900	$11,162	$11,226
7/16	$11,112	$11,363	$11,401
8/16	$11,338	$11,566	$11,606
9/16	$11,380	$11,613	$11,645
10/16	$11,225	$11,468	$11,475
11/16	$10,745	$10,999	$10,997
12/16	$10,928	$11,146	$11,155
1/17	$11,055	$11,306	$11,315
2/17	$11,309	$11,533	$11,550
3/17	$11,338	$11,576	$11,590
4/17	$11,535	$11,749	$11,779
5/17	$11,634	$11,853	$11,877
6/17	$11,592	$11,836	$11,846
7/17	$11,692	$11,935	$11,924
8/17	$11,886	$12,146	$12,130
9/17	$11,931	$12,148	$12,128
10/17	$11,961	$12,193	$12,150
11/17	$11,931	$12,199	$12,118
12/17	$11,976	$12,289	$12,194
1/18	$11,961	$12,283	$12,170
2/18	$11,722	$12,039	$11,932
3/18	$11,737	$12,074	$11,977
4/18	$11,557	$11,899	$11,802
5/18	$11,363	$11,787	$11,674
6/18	$11,184	$11,646	$11,556
7/18	$11,449	$11,944	$11,795
8/18	$11,148	$11,737	$11,568
9/18	$11,369	$11,915	$11,772
10/18	$11,069	$11,658	$11,510
11/18	$11,005	$11,608	$11,464
12/18	$11,132	$11,765	$11,632
1/19	$11,734	$12,284	$12,146
2/19	$11,813	$12,407	$12,221
3/19	$11,987	$12,583	$12,399
4/19	$11,971	$12,614	$12,414
5/19	$12,003	$12,666	$12,485
6/19	$12,415	$13,096	$12,865
7/19	$12,559	$13,255	$13,013
8/19	$12,526	$13,354	$13,084
9/19	$12,442	$13,293	$13,037
10/19	$12,526	$13,330	$13,086
11/19	$12,492	$13,267	$13,064
12/19	$12,709	$13,534	$13,309
1/20	$12,893	$13,740	$13,512
2/20	$12,776	$13,607	$13,381
3/20	$10,922	$11,723	$11,528
4/20	$11,106	$11,986	$11,787
5/20	$11,824	$12,714	$12,502
6/20	$12,258	$13,160	$12,942
7/20	$12,748	$13,649	$13,422
8/20	$12,870	$13,719	$13,491
9/20	$12,626	$13,465	$13,241
10/20	$12,626	$13,461	$13,237
11/20	$13,168	$13,980	$13,748
12/20	$13,413	$14,246	$14,009
1/21	$13,273	$14,091	$13,857
2/21	$12,975	$13,731	$13,503
3/21	$12,835	$13,599	$13,373
4/21	$13,133	$13,900	$13,670
5/21	$13,255	$14,048	$13,815
6/21	$13,325	$14,151	$13,916
7/21	$13,388	$14,210	$13,974
8/21	$13,517	$14,349	$14,111
9/21	$13,241	$14,052	$13,819
10/21	$13,223	$14,055	$13,822
11/21	$12,928	$13,797	$13,568
12/21	$13,149	$13,990	$13,758
1/22	$12,762	$13,592	$13,366
2/22	$11,915	$12,702	$12,491
3/22	$11,952	$12,588	$12,379
4/22	$11,215	$11,884	$11,687
5/22	$11,160	$11,887	$11,690
6/22	$10,276	$11,149	$10,963
7/22	$10,576	$11,471	$11,280
8/22	$10,536	$11,362	$11,174
9/22	$9,714	$10,639	$10,463
10/22	$9,654	$10,656	$10,479
11/22	$10,576	$11,465	$11,274
12/22	$10,676	$11,502	$11,311
1/23	$11,157	$11,866	$11,669
2/23	$10,776	$11,604	$11,412
3/23	$10,796	$11,716	$11,522
4/23	$10,796	$11,779	$11,583
5/23	$10,776	$11,711	$11,516
6/23	$11,117	$11,972	$11,773
7/23	$11,310	$12,201	$11,998
8/23	$11,113	$12,018	$11,818
9/23	$10,850	$11,705	$11,511
10/23	$10,696	$11,547	$11,355
11/23	$11,288	$12,200	$11,998
12/23	$11,924	$12,778	$12,566
1/24	$11,946	$12,647	$12,437
2/24	$12,165	$12,771	$12,559
3/24	$12,494	$13,038	$12,821
4/24	$12,252	$12,767	$12,555
5/24	$12,450	$12,997	$12,781
6/24	$12,537	$13,077	$12,860
7/24	$12,780	$13,322	$13,100
8/24	$13,000	$13,631	$13,404
9/24	$13,269	$13,882	$13,652
10/24	$13,171	$13,644	$13,417
11/24	$13,342	$13,806	$13,577
12/24	$13,269	$13,613	$13,387

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	11.28%	0.87%	2.87%
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.54%	0.12%	3.13%
Emerging Markets Debt Blended Index	6.54%	0.12%	2.96%

AssetsNet	$ 103,138,610
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 539,774
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,138,610
# of Portfolio Holdings	226
Portfolio Turnover Rate	139%
Total Advisory Fees Paid	$539,774

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	1.2%
Not Rated	6.1%
CCC or Lower	15.9%
B	40.1%
BB	21.6%
BBB	13.6%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	MEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.25%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/14	$10,000	$10,000
1/15	$10,093	$10,060
2/15	$10,393	$10,371
3/15	$10,300	$10,224
4/15	$10,851	$11,010
5/15	$10,551	$10,569
6/15	$10,465	$10,295
7/15	$10,005	$9,581
8/15	$9,169	$8,715
9/15	$8,989	$8,452
10/15	$9,385	$9,055
11/15	$9,154	$8,702
12/15	$8,931	$8,508
1/16	$8,405	$7,956
2/16	$8,347	$7,943
3/16	$9,356	$8,994
4/16	$9,356	$9,043
5/16	$9,241	$8,706
6/16	$9,525	$9,054
7/16	$9,989	$9,509
8/16	$10,177	$9,746
9/16	$10,358	$9,871
10/16	$10,272	$9,895
11/16	$9,511	$9,439
12/16	$9,533	$9,460
1/17	$10,047	$9,978
2/17	$10,293	$10,283
3/17	$10,619	$10,543
4/17	$11,003	$10,774
5/17	$11,336	$11,092
6/17	$11,423	$11,204
7/17	$12,028	$11,872
8/17	$12,247	$12,136
9/17	$12,218	$12,088
10/17	$12,445	$12,512
11/17	$12,496	$12,537
12/17	$12,875	$12,987
1/18	$13,897	$14,069
2/18	$13,196	$13,421
3/18	$13,109	$13,171
4/18	$12,722	$13,113
5/18	$12,116	$12,648
6/18	$11,656	$12,123
7/18	$11,903	$12,389
8/18	$11,580	$12,054
9/18	$11,352	$11,990
10/18	$10,560	$10,946
11/18	$10,934	$11,397
12/18	$10,626	$11,095
1/19	$11,470	$12,066
2/19	$11,352	$12,094
3/19	$11,418	$12,195
4/19	$11,749	$12,452
5/19	$11,103	$11,548
6/19	$11,705	$12,269
7/19	$11,619	$12,119
8/19	$11,214	$11,528
9/19	$11,444	$11,748
10/19	$11,929	$12,244
11/19	$11,849	$12,227
12/19	$12,708	$13,139
1/20	$12,056	$12,526
2/20	$11,516	$11,866
3/20	$9,290	$10,038
4/20	$10,038	$10,958
5/20	$10,355	$11,042
6/20	$11,158	$11,853
7/20	$12,304	$12,913
8/20	$12,492	$13,198
9/20	$12,377	$12,986
10/20	$12,402	$13,254
11/20	$13,476	$14,480
12/20	$14,543	$15,544
1/21	$14,953	$16,021
2/21	$15,101	$16,143
3/21	$14,854	$15,899
4/21	$15,281	$16,295
5/21	$15,642	$16,673
6/21	$15,822	$16,702
7/21	$15,043	$15,578
8/21	$15,697	$15,986
9/21	$14,936	$15,350
10/21	$15,258	$15,502
11/21	$14,423	$14,870
12/21	$14,977	$15,149
1/22	$14,489	$14,862
2/22	$13,414	$14,418
3/22	$13,125	$14,092
4/22	$11,992	$13,308
5/22	$12,207	$13,367
6/22	$11,032	$12,479
7/22	$11,352	$12,448
8/22	$11,173	$12,500
9/22	$10,091	$11,035
10/22	$10,176	$10,692
11/22	$11,663	$12,278
12/22	$11,221	$12,105
1/23	$12,162	$13,061
2/23	$11,277	$12,214
3/23	$11,522	$12,584
4/23	$11,503	$12,442
5/23	$11,371	$12,233
6/23	$11,955	$12,697
7/23	$12,515	$13,488
8/23	$11,765	$12,657
9/23	$11,522	$12,326
10/23	$11,210	$11,847
11/23	$11,970	$12,795
12/23	$12,564	$13,295
1/24	$12,155	$12,678
2/24	$12,710	$13,281
3/24	$13,109	$13,610
4/24	$13,197	$13,671
5/24	$13,372	$13,748
6/24	$13,986	$14,290
7/24	$13,872	$14,333
8/24	$13,951	$14,564
9/24	$14,562	$15,537
10/24	$14,010	$14,846
11/24	$13,694	$14,312
12/24	$13,546	$14,293

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	7.82%	1.29%	3.08%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 153,606,686
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,194,480
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$153,606,686
# of Portfolio Holdings	97
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$1,194,480

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.1%
Poland	2.0%
Indonesia	2.7%
South Africa	4.0%
United States	4.4%
Mexico	4.5%
Brazil	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.7%
India	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.8%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	3.0%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
ICICI Bank Ltd.	2.0%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
State Bank of India	1.7%
Total	35.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011753
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio
Class Name	Class II
Trading Symbol	MSMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$135	1.30%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Line Graph [Table Text Block]
	Class II	MSCI Emerging Markets Index
12/14	$10,000	$10,000
1/15	$10,093	$10,060
2/15	$10,395	$10,371
3/15	$10,302	$10,224
4/15	$10,854	$11,010
5/15	$10,553	$10,569
6/15	$10,467	$10,295
7/15	$9,999	$9,581
8/15	$9,168	$8,715
9/15	$8,987	$8,452
10/15	$9,385	$9,055
11/15	$9,153	$8,702
12/15	$8,929	$8,508
1/16	$8,402	$7,956
2/16	$8,344	$7,943
3/16	$9,349	$8,994
4/16	$9,356	$9,043
5/16	$9,240	$8,706
6/16	$9,521	$9,054
7/16	$9,985	$9,509
8/16	$10,174	$9,746
9/16	$10,348	$9,871
10/16	$10,269	$9,895
11/16	$9,506	$9,439
12/16	$9,521	$9,460
1/17	$10,043	$9,978
2/17	$10,283	$10,283
3/17	$10,610	$10,543
4/17	$10,987	$10,774
5/17	$11,329	$11,092
6/17	$11,409	$11,204
7/17	$12,018	$11,872
8/17	$12,237	$12,136
9/17	$12,208	$12,088
10/17	$12,427	$12,512
11/17	$12,478	$12,537
12/17	$12,859	$12,987
1/18	$13,883	$14,069
2/18	$13,180	$13,421
3/18	$13,085	$13,171
4/18	$12,705	$13,113
5/18	$12,098	$12,648
6/18	$11,637	$12,123
7/18	$11,885	$12,389
8/18	$11,561	$12,054
9/18	$11,334	$11,990
10/18	$10,540	$10,946
11/18	$10,915	$11,397
12/18	$10,607	$11,095
1/19	$11,451	$12,066
2/19	$11,326	$12,094
3/19	$11,400	$12,195
4/19	$11,723	$12,452
5/19	$11,077	$11,548
6/19	$11,679	$12,269
7/19	$11,594	$12,119
8/19	$11,188	$11,528
9/19	$11,419	$11,748
10/19	$11,904	$12,244
11/19	$11,825	$12,227
12/19	$12,676	$13,139
1/20	$12,024	$12,526
2/20	$11,491	$11,866
3/20	$9,271	$10,038
4/20	$10,011	$10,958
5/20	$10,329	$11,042
6/20	$11,125	$11,853
7/20	$12,273	$12,913
8/20	$12,453	$13,198
9/20	$12,346	$12,986
10/20	$12,363	$13,254
11/20	$13,438	$14,480
12/20	$14,497	$15,544
1/21	$14,908	$16,021
2/21	$15,055	$16,143
3/21	$14,809	$15,899
4/21	$15,236	$16,295
5/21	$15,597	$16,673
6/21	$15,770	$16,702
7/21	$14,992	$15,578
8/21	$15,645	$15,986
9/21	$14,892	$15,350
10/21	$15,207	$15,502
11/21	$14,371	$14,870
12/21	$14,925	$15,149
1/22	$14,446	$14,862
2/22	$13,362	$14,418
3/22	$13,080	$14,092
4/22	$11,947	$13,308
5/22	$12,162	$13,367
6/22	$10,987	$12,479
7/22	$11,316	$12,448
8/22	$11,137	$12,500
9/22	$10,054	$11,035
10/22	$10,139	$10,692
11/22	$11,617	$12,278
12/22	$11,174	$12,105
1/23	$12,116	$13,061
2/23	$11,240	$12,214
3/23	$11,476	$12,584
4/23	$11,457	$12,442
5/23	$11,325	$12,233
6/23	$11,909	$12,697
7/23	$12,463	$13,488
8/23	$11,713	$12,657
9/23	$11,470	$12,326
10/23	$11,158	$11,847
11/23	$11,917	$12,795
12/23	$12,511	$13,295
1/24	$12,102	$12,678
2/24	$12,657	$13,281
3/24	$13,057	$13,610
4/24	$13,144	$13,671
5/24	$13,310	$13,748
6/24	$13,913	$14,290
7/24	$13,812	$14,333
8/24	$13,891	$14,564
9/24	$14,493	$15,537
10/24	$13,940	$14,846
11/24	$13,625	$14,312
12/24	$13,477	$14,293

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	7.72%	1.23%	3.03%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 153,606,686
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,194,480
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$153,606,686
# of Portfolio Holdings	97
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$1,194,480

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.1%
Poland	2.0%
Indonesia	2.7%
South Africa	4.0%
United States	4.4%
Mexico	4.5%
Brazil	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.7%
India	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.8%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	3.0%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
ICICI Bank Ltd.	2.0%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
State Bank of India	1.7%
Total	35.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011764
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	Class I
Trading Symbol	MIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Our Value Recovery theme detracted, led lower by overweights in U.S. Value vs. expensive stocks, and in EM Value stocks vs. EM equities

↓ A tactical overweight in U.S. equity volatility (beta-hedged) detracted as volatility declined faster than anticipated

↓ An overweight in EMU equities vs. Japanese equities detracted as EMU equity multiples did not increase as anticipated

↑ Overweights in South African 10-year bonds vs. U.S. 10-year Treasury bonds, and in South African banks vs. emerging markets (EM) equities benefited from the country’s economic recovery

↑ An overweight in European Monetary Union (EMU) banks vs. EMU equities contributed as EMU growth reaccelerated and EMU inflation continued to fall

↑ An overweight in the Turkish lira vs. the U.S. dollar contributed, driven by a material decline in Turkish inflation

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
12/14	$10,000	$10,000	$10,000
1/15	$9,912	$9,844	$9,869
2/15	$10,204	$10,392	$10,189
3/15	$10,019	$10,231	$10,045
4/15	$10,195	$10,528	$10,281
5/15	$10,068	$10,514	$10,205
6/15	$9,825	$10,266	$10,057
7/15	$9,879	$10,355	$10,060
8/15	$9,450	$9,646	$9,646
9/15	$9,181	$9,296	$9,436
10/15	$9,620	$10,026	$9,889
11/15	$9,510	$9,943	$9,755
12/15	$9,361	$9,764	$9,649
1/16	$9,061	$9,175	$9,314
2/16	$9,012	$9,112	$9,335
3/16	$9,550	$9,787	$9,839
4/16	$9,749	$9,931	$9,998
5/16	$9,650	$9,944	$9,968
6/16	$9,602	$9,884	$10,024
7/16	$9,883	$10,310	$10,275
8/16	$9,913	$10,344	$10,273
9/16	$9,943	$10,408	$10,341
10/16	$9,742	$10,231	$10,151
11/16	$9,722	$10,309	$10,084
12/16	$9,883	$10,531	$10,209
1/17	$10,043	$10,819	$10,419
2/17	$10,183	$11,123	$10,612
3/17	$10,323	$11,259	$10,679
4/17	$10,503	$11,434	$10,811
5/17	$10,674	$11,687	$11,001
6/17	$10,724	$11,740	$11,027
7/17	$10,919	$12,068	$11,286
8/17	$10,929	$12,114	$11,357
9/17	$11,084	$12,348	$11,447
10/17	$11,207	$12,605	$11,573
11/17	$11,361	$12,849	$11,759
12/17	$11,474	$13,056	$11,889
1/18	$11,865	$13,793	$12,348
2/18	$11,526	$13,213	$11,993
3/18	$11,495	$12,931	$11,890
4/18	$11,485	$13,054	$11,882
5/18	$11,351	$13,070	$11,855
6/18	$11,320	$13,000	$11,795
7/18	$11,512	$13,392	$12,000
8/18	$11,458	$13,497	$12,062
9/18	$11,491	$13,555	$12,052
10/18	$10,957	$12,540	$11,456
11/18	$11,088	$12,723	$11,571
12/18	$10,728	$11,827	$11,176
1/19	$11,316	$12,761	$11,773
2/19	$11,436	$13,102	$11,935
3/19	$11,567	$13,267	$12,085
4/19	$11,785	$13,715	$12,315
5/19	$11,425	$12,901	$11,944
6/19	$11,959	$13,746	$12,519
7/19	$11,917	$13,786	$12,527
8/19	$11,778	$13,459	$12,451
9/19	$11,893	$13,742	$12,557
10/19	$12,137	$14,119	$12,797
11/19	$12,264	$14,463	$12,945
12/19	$12,635	$14,973	$13,249
1/20	$12,414	$14,807	$13,229
2/20	$11,708	$13,611	$12,623
3/20	$10,411	$11,774	$11,488
4/20	$11,233	$13,035	$12,316
5/20	$11,581	$13,602	$12,659
6/20	$11,859	$14,036	$12,947
7/20	$12,382	$14,779	$13,523
8/20	$12,841	$15,683	$14,011
9/20	$12,573	$15,178	$13,720
10/20	$12,394	$14,809	$13,525
11/20	$13,542	$16,634	$14,624
12/20	$14,014	$17,406	$15,110
1/21	$13,976	$17,327	$15,016
2/21	$14,205	$17,729	$15,121
3/21	$14,409	$18,202	$15,247
4/21	$14,817	$18,998	$15,724
5/21	$15,174	$19,294	$15,930
6/21	$14,983	$19,548	$15,999
7/21	$15,038	$19,682	$16,151
8/21	$15,173	$20,175	$16,367
9/21	$14,783	$19,342	$15,845
10/21	$15,092	$20,329	$16,314
11/21	$14,823	$19,839	$16,060
12/21	$15,186	$20,633	$16,436
1/22	$14,837	$19,620	$15,817
2/22	$14,555	$19,113	$15,497
3/22	$14,474	$19,527	$15,509
4/22	$13,466	$17,964	$14,425
5/22	$13,668	$17,985	$14,451
6/22	$12,552	$16,469	$13,534
7/22	$13,142	$17,619	$14,216
8/22	$12,564	$16,970	$13,678
9/22	$11,524	$15,346	$12,611
10/22	$11,953	$16,272	$13,033
11/22	$12,861	$17,534	$13,885
12/22	$12,614	$16,844	$13,587
1/23	$13,422	$18,051	$14,350
2/23	$12,927	$17,534	$13,912
3/23	$13,241	$18,075	$14,346
4/23	$13,323	$18,334	$14,495
5/23	$13,059	$18,138	$14,288
6/23	$13,555	$19,191	$14,786
7/23	$13,918	$19,894	$15,151
8/23	$13,599	$19,338	$14,814
9/23	$13,095	$18,538	$14,274
10/23	$12,793	$17,981	$13,948
11/23	$13,750	$19,640	$15,002
12/23	$14,388	$20,584	$15,683
1/24	$14,271	$20,704	$15,652
2/24	$14,506	$21,593	$15,976
3/24	$14,825	$22,271	$16,312
4/24	$14,371	$21,536	$15,825
5/24	$14,858	$22,411	$16,293
6/24	$15,009	$22,910	$16,521
7/24	$15,396	$23,279	$16,863
8/24	$15,715	$23,870	$17,279
9/24	$16,000	$24,425	$17,638
10/24	$15,530	$23,877	$17,164
11/24	$15,916	$24,770	$17,573
12/24	$15,463	$24,183	$17,172

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	7.47%	4.12%	4.45%
MSCI All Country World Index	17.49%	10.06%	9.23%
Customized MSIM Global Allocation Index	9.49%	5.32%	5.56%

AssetsNet	$ 82,032,113
Holdings Count | Holding	1,459
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,032,113
# of Portfolio Holdings	1,459
Portfolio Turnover Rate	98%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.6%
United States	1.0%
Africa	1.9%
Oceania	2.0%
Asia	7.7%
Europe	19.2%
North America	67.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000097939
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio
Class Name	Class II
Trading Symbol	MGTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$102	0.98%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Our Value Recovery theme detracted, led lower by overweights in U.S. Value vs. expensive stocks, and in EM Value stocks vs. EM equities

↓ A tactical overweight in U.S. equity volatility (beta-hedged) detracted as volatility declined faster than anticipated

↓ An overweight in EMU equities vs. Japanese equities detracted as EMU equity multiples did not increase as anticipated

↑ Overweights in South African 10-year bonds vs. U.S. 10-year Treasury bonds, and in South African banks vs. emerging markets (EM) equities benefited from the country’s economic recovery

↑ An overweight in European Monetary Union (EMU) banks vs. EMU equities contributed as EMU growth reaccelerated and EMU inflation continued to fall

↑ An overweight in the Turkish lira vs. the U.S. dollar contributed, driven by a material decline in Turkish inflation

Line Graph [Table Text Block]
	Class II	MSCI All Country World Index	Customized MSIM Global Allocation Index
12/14	$10,000	$10,000	$10,000
1/15	$9,912	$9,844	$9,869
2/15	$10,205	$10,392	$10,189
3/15	$10,010	$10,231	$10,045
4/15	$10,186	$10,528	$10,281
5/15	$10,059	$10,514	$10,205
6/15	$9,814	$10,266	$10,057
7/15	$9,877	$10,355	$10,060
8/15	$9,447	$9,646	$9,646
9/15	$9,167	$9,296	$9,436
10/15	$9,607	$10,026	$9,889
11/15	$9,507	$9,943	$9,755
12/15	$9,347	$9,764	$9,649
1/16	$9,047	$9,175	$9,314
2/16	$8,997	$9,112	$9,335
3/16	$9,537	$9,787	$9,839
4/16	$9,737	$9,931	$9,998
5/16	$9,637	$9,944	$9,968
6/16	$9,579	$9,884	$10,024
7/16	$9,861	$10,310	$10,275
8/16	$9,891	$10,344	$10,273
9/16	$9,921	$10,408	$10,341
10/16	$9,720	$10,231	$10,151
11/16	$9,700	$10,309	$10,084
12/16	$9,861	$10,531	$10,209
1/17	$10,021	$10,819	$10,419
2/17	$10,162	$11,123	$10,612
3/17	$10,292	$11,259	$10,679
4/17	$10,473	$11,434	$10,811
5/17	$10,644	$11,687	$11,001
6/17	$10,694	$11,740	$11,027
7/17	$10,889	$12,068	$11,286
8/17	$10,899	$12,114	$11,357
9/17	$11,054	$12,348	$11,447
10/17	$11,167	$12,605	$11,573
11/17	$11,332	$12,849	$11,759
12/17	$11,435	$13,056	$11,889
1/18	$11,826	$13,793	$12,348
2/18	$11,486	$13,213	$11,993
3/18	$11,455	$12,931	$11,890
4/18	$11,445	$13,054	$11,882
5/18	$11,311	$13,070	$11,855
6/18	$11,280	$13,000	$11,795
7/18	$11,471	$13,392	$12,000
8/18	$11,405	$13,497	$12,062
9/18	$11,438	$13,555	$12,052
10/18	$10,914	$12,540	$11,456
11/18	$11,045	$12,723	$11,571
12/18	$10,675	$11,827	$11,176
1/19	$11,274	$12,761	$11,773
2/19	$11,383	$13,102	$11,935
3/19	$11,514	$13,267	$12,085
4/19	$11,732	$13,715	$12,315
5/19	$11,372	$12,901	$11,944
6/19	$11,907	$13,746	$12,519
7/19	$11,862	$13,786	$12,527
8/19	$11,723	$13,459	$12,451
9/19	$11,839	$13,742	$12,557
10/19	$12,070	$14,119	$12,797
11/19	$12,198	$14,463	$12,945
12/19	$12,568	$14,973	$13,249
1/20	$12,348	$14,807	$13,229
2/20	$11,642	$13,611	$12,623
3/20	$10,356	$11,774	$11,488
4/20	$11,178	$13,035	$12,316
5/20	$11,514	$13,602	$12,659
6/20	$11,792	$14,036	$12,947
7/20	$12,313	$14,779	$13,523
8/20	$12,772	$15,683	$14,011
9/20	$12,504	$15,178	$13,720
10/20	$12,326	$14,809	$13,525
11/20	$13,460	$16,634	$14,624
12/20	$13,932	$17,406	$15,110
1/21	$13,881	$17,327	$15,016
2/21	$14,110	$17,729	$15,121
3/21	$14,314	$18,202	$15,247
4/21	$14,722	$18,998	$15,724
5/21	$15,079	$19,294	$15,930
6/21	$14,888	$19,548	$15,999
7/21	$14,929	$19,682	$16,151
8/21	$15,077	$20,175	$16,367
9/21	$14,688	$19,342	$15,845
10/21	$14,996	$20,329	$16,314
11/21	$14,714	$19,839	$16,060
12/21	$15,077	$20,633	$16,436
1/22	$14,728	$19,620	$15,817
2/22	$14,446	$19,113	$15,497
3/22	$14,365	$19,527	$15,509
4/22	$13,358	$17,964	$14,425
5/22	$13,560	$17,985	$14,451
6/22	$12,459	$16,469	$13,534
7/22	$13,049	$17,619	$14,216
8/22	$12,471	$16,970	$13,678
9/22	$11,447	$15,346	$12,611
10/22	$11,860	$16,272	$13,033
11/22	$12,768	$17,534	$13,885
12/22	$12,504	$16,844	$13,587
1/23	$13,313	$18,051	$14,350
2/23	$12,818	$17,534	$13,912
3/23	$13,131	$18,075	$14,346
4/23	$13,198	$18,334	$14,495
5/23	$12,950	$18,138	$14,288
6/23	$13,429	$19,191	$14,786
7/23	$13,811	$19,894	$15,151
8/23	$13,475	$19,338	$14,814
9/23	$12,972	$18,538	$14,274
10/23	$12,687	$17,981	$13,948
11/23	$13,626	$19,640	$15,002
12/23	$14,247	$20,584	$15,683
1/24	$14,147	$20,704	$15,652
2/24	$14,365	$21,593	$15,976
3/24	$14,684	$22,271	$16,312
4/24	$14,247	$21,536	$15,825
5/24	$14,717	$22,411	$16,293
6/24	$14,868	$22,910	$16,521
7/24	$15,237	$23,279	$16,863
8/24	$15,556	$23,870	$17,279
9/24	$15,842	$24,425	$17,638
10/24	$15,372	$23,877	$17,164
11/24	$15,741	$24,770	$17,573
12/24	$15,305	$24,183	$17,172

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class II	7.42%	4.02%	4.35%
MSCI All Country World Index	17.49%	10.06%	9.23%
Customized MSIM Global Allocation Index	9.49%	5.32%	5.56%

AssetsNet	$ 82,032,113
Holdings Count | Holding	1,459
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,032,113
# of Portfolio Holdings	1,459
Portfolio Turnover Rate	98%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.6%
United States	1.0%
Africa	1.9%
Oceania	2.0%
Asia	7.7%
Europe	19.2%
North America	67.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011757
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	Class I
Trading Symbol	MEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$258	1.97%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in financials, led by a holding in a technology platform operator specializing in consumer buy-now-pay-later point of sale financing and payment processing

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Stock selection and an average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$10,052	$10,287	$9,847
2/15	$10,840	$10,159	$10,503
3/15	$10,625	$10,231	$10,384
4/15	$10,814	$10,365	$10,436
5/15	$10,840	$10,171	$10,583
6/15	$10,856	$10,367	$10,396
7/15	$11,486	$9,743	$10,749
8/15	$10,718	$9,476	$10,096
9/15	$10,260	$10,243	$9,846
10/15	$10,890	$10,277	$10,694
11/15	$11,269	$10,092	$10,724
12/15	$11,224	$9,549	$10,567
1/16	$10,144	$9,545	$9,977
2/16	$9,863	$10,210	$9,973
3/16	$10,613	$10,266	$10,645
4/16	$10,590	$10,446	$10,548
5/16	$10,883	$10,469	$10,753
6/16	$10,789	$10,868	$10,711
7/16	$11,524	$10,882	$11,216
8/16	$11,623	$10,891	$11,160
9/16	$11,985	$10,679	$11,201
10/16	$11,564	$11,100	$10,938
11/16	$11,255	$11,308	$11,176
12/16	$11,040	$11,536	$11,314
1/17	$12,138	$11,982	$11,696
2/17	$12,375	$11,990	$12,182
3/17	$12,778	$12,116	$12,322
4/17	$13,333	$12,271	$12,604
5/17	$14,171	$12,357	$12,932
6/17	$14,028	$12,601	$12,898
7/17	$14,481	$12,641	$13,241
8/17	$14,881	$12,910	$13,483
9/17	$14,701	$13,206	$13,659
10/17	$15,525	$13,609	$14,188
11/17	$15,838	$13,761	$14,619
12/17	$15,804	$14,516	$14,733
1/18	$17,292	$13,983	$15,776
2/18	$17,541	$13,666	$15,363
3/18	$17,322	$13,712	$14,941
4/18	$17,336	$14,062	$14,994
5/18	$18,522	$14,153	$15,651
6/18	$18,854	$14,642	$15,801
7/18	$18,824	$15,146	$16,265
8/18	$20,487	$15,204	$17,155
9/18	$20,315	$14,128	$17,251
10/18	$18,153	$14,415	$15,708
11/18	$18,385	$13,102	$15,875
12/18	$16,995	$14,200	$14,510
1/19	$19,050	$14,681	$15,814
2/19	$20,018	$14,937	$16,380
3/19	$20,303	$15,540	$16,846
4/19	$21,081	$14,550	$17,607
5/19	$20,380	$15,571	$16,495
6/19	$21,847	$15,813	$17,628
7/19	$22,006	$15,523	$18,026
8/19	$21,030	$15,792	$17,888
9/19	$20,311	$16,127	$17,890
10/19	$20,523	$16,736	$18,394
11/19	$22,313	$17,220	$19,210
12/19	$22,401	$17,238	$19,790
1/20	$24,059	$15,830	$20,232
2/20	$23,765	$13,738	$18,854
3/20	$21,481	$15,553	$17,000
4/20	$25,880	$16,374	$19,515
5/20	$30,735	$16,736	$20,825
6/20	$34,064	$17,716	$21,732
7/20	$37,657	$19,016	$23,404
8/20	$40,881	$18,321	$25,819
9/20	$41,456	$17,879	$24,604
10/20	$39,785	$19,985	$23,769
11/20	$47,514	$20,830	$26,203
12/20	$48,678	$20,658	$27,408
1/21	$49,489	$21,257	$27,205
2/21	$52,220	$22,061	$27,199
3/21	$47,867	$23,249	$27,666
4/21	$50,369	$23,359	$29,548
5/21	$48,886	$23,944	$29,140
6/21	$54,778	$24,442	$30,968
7/21	$54,770	$25,149	$31,988
8/21	$56,013	$23,994	$33,184
9/21	$52,476	$25,659	$31,326
10/21	$56,567	$25,315	$34,039
11/21	$54,634	$26,340	$34,247
12/21	$48,729	$24,855	$34,971
1/22	$37,980	$24,173	$31,970
2/22	$37,626	$24,989	$30,612
3/22	$35,749	$22,761	$31,809
4/22	$27,902	$22,727	$27,968
5/22	$23,258	$20,823	$27,318
6/22	$21,135	$22,763	$25,154
7/22	$23,945	$21,889	$28,173
8/22	$24,270	$19,863	$26,861
9/22	$21,799	$21,456	$24,249
10/22	$22,341	$22,617	$25,667
11/22	$21,734	$21,302	$26,836
12/22	$19,459	$22,730	$24,782
1/23	$22,861	$22,189	$26,847
2/23	$21,929	$22,891	$26,528
3/23	$22,796	$23,175	$28,342
4/23	$21,453	$23,283	$28,621
5/23	$23,576	$24,855	$29,926
6/23	$25,613	$25,710	$31,972
7/23	$27,845	$25,260	$33,050
8/23	$25,288	$24,073	$32,753
9/23	$23,966	$23,491	$30,972
10/23	$21,908	$25,685	$30,531
11/23	$25,808	$26,953	$33,859
12/23	$28,929	$27,329	$35,358
1/24	$27,282	$28,805	$36,240
2/24	$30,662	$29,728	$38,713
3/24	$31,356	$28,463	$39,394
4/24	$28,343	$29,804	$37,723
5/24	$27,867	$30,790	$39,981
6/24	$29,189	$31,238	$42,677
7/24	$29,535	$31,979	$41,951
8/24	$31,442	$32,663	$42,825
9/24	$33,306	$32,434	$44,038
10/24	$35,776	$34,522	$43,893
11/24	$44,249	$33,560	$46,740
12/24	$46,762	$33,560	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class IFootnote Reference2	61.65%	15.86%	16.68%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 717,823,197
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,537,155
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$717,823,197
# of Portfolio Holdings	33
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$1,537,155

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Investment Companies	2.9%
Health Care	4.8%
Short-Term Investments	4.8%
Financials	9.8%
Communication Services	11.5%
Consumer Discretionary	32.2%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.4%
Cloudflare, Inc.	8.0%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.8%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio
Class Name	Class II
Trading Symbol	MEGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$286	2.19%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in financials, led by a holding in a technology platform operator specializing in consumer buy-now-pay-later point of sale financing and payment processing

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Stock selection and an average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class II	Russell 1000® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$10,050	$10,287	$9,847
2/15	$10,834	$10,159	$10,503
3/15	$10,617	$10,231	$10,384
4/15	$10,804	$10,365	$10,436
5/15	$10,827	$10,171	$10,583
6/15	$10,844	$10,367	$10,396
7/15	$11,471	$9,743	$10,749
8/15	$10,703	$9,476	$10,096
9/15	$10,243	$10,243	$9,846
10/15	$10,865	$10,277	$10,694
11/15	$11,243	$10,092	$10,724
12/15	$11,197	$9,549	$10,567
1/16	$10,116	$9,545	$9,977
2/16	$9,834	$10,210	$9,973
3/16	$10,579	$10,266	$10,645
4/16	$10,552	$10,446	$10,548
5/16	$10,845	$10,469	$10,753
6/16	$10,749	$10,868	$10,711
7/16	$11,478	$10,882	$11,216
8/16	$11,576	$10,891	$11,160
9/16	$11,933	$10,679	$11,201
10/16	$11,511	$11,100	$10,938
11/16	$11,204	$11,308	$11,176
12/16	$10,982	$11,536	$11,314
1/17	$12,077	$11,982	$11,696
2/17	$12,309	$11,990	$12,182
3/17	$12,704	$12,116	$12,322
4/17	$13,256	$12,271	$12,604
5/17	$14,087	$12,357	$12,932
6/17	$13,938	$12,601	$12,898
7/17	$14,389	$12,641	$13,241
8/17	$14,785	$12,910	$13,483
9/17	$14,597	$13,206	$13,659
10/17	$15,415	$13,609	$14,188
11/17	$15,724	$13,761	$14,619
12/17	$15,684	$14,516	$14,733
1/18	$17,161	$13,983	$15,776
2/18	$17,405	$13,666	$15,363
3/18	$17,182	$13,712	$14,941
4/18	$17,197	$14,062	$14,994
5/18	$18,365	$14,153	$15,651
6/18	$18,689	$14,642	$15,801
7/18	$18,658	$15,146	$16,265
8/18	$20,300	$15,204	$17,155
9/18	$20,125	$14,128	$17,251
10/18	$17,984	$14,415	$15,708
11/18	$18,208	$13,102	$15,875
12/18	$16,828	$14,200	$14,510
1/19	$18,858	$14,681	$15,814
2/19	$19,813	$14,937	$16,380
3/19	$20,088	$15,540	$16,846
4/19	$20,850	$14,550	$17,607
5/19	$20,157	$15,571	$16,495
6/19	$21,605	$15,813	$17,628
7/19	$21,754	$15,523	$18,026
8/19	$20,790	$15,792	$17,888
9/19	$20,071	$16,127	$17,890
10/19	$20,275	$16,736	$18,394
11/19	$22,038	$17,220	$19,210
12/19	$22,124	$17,238	$19,790
1/20	$23,755	$15,830	$20,232
2/20	$23,457	$13,738	$18,854
3/20	$21,206	$15,553	$17,000
4/20	$25,537	$16,374	$19,515
5/20	$30,317	$16,736	$20,825
6/20	$33,605	$17,716	$21,732
7/20	$37,138	$19,016	$23,404
8/20	$40,307	$18,321	$25,819
9/20	$40,867	$17,879	$24,604
10/20	$39,209	$19,985	$23,769
11/20	$46,821	$20,830	$26,203
12/20	$47,956	$20,658	$27,408
1/21	$48,737	$21,257	$27,205
2/21	$51,426	$22,061	$27,199
3/21	$47,123	$23,249	$27,666
4/21	$49,577	$23,359	$29,548
5/21	$48,110	$23,944	$29,140
6/21	$53,902	$24,442	$30,968
7/21	$53,877	$25,149	$31,988
8/21	$55,084	$23,994	$33,184
9/21	$51,603	$25,659	$31,326
10/21	$55,608	$25,315	$34,039
11/21	$53,699	$26,340	$34,247
12/21	$47,884	$24,855	$34,971
1/22	$37,313	$24,173	$31,970
2/22	$36,957	$24,989	$30,612
3/22	$35,107	$22,761	$31,809
4/22	$27,394	$22,727	$27,968
5/22	$22,835	$20,823	$27,318
6/22	$20,748	$22,763	$25,154
7/22	$23,489	$21,889	$28,173
8/22	$23,824	$19,863	$26,861
9/22	$21,394	$21,456	$24,249
10/22	$21,897	$22,617	$25,667
11/22	$21,310	$21,302	$26,836
12/22	$19,076	$22,730	$24,782
1/23	$22,399	$22,189	$26,847
2/23	$21,478	$22,891	$26,528
3/23	$22,344	$23,175	$28,342
4/23	$21,003	$23,283	$28,621
5/23	$23,070	$24,855	$29,926
6/23	$25,081	$25,710	$31,972
7/23	$27,259	$25,260	$33,050
8/23	$24,745	$24,073	$32,753
9/23	$23,461	$23,491	$30,972
10/23	$21,422	$25,685	$30,531
11/23	$25,248	$26,953	$33,859
12/23	$28,292	$27,329	$35,358
1/24	$26,673	$28,805	$36,240
2/24	$29,968	$29,728	$38,713
3/24	$30,639	$28,463	$39,394
4/24	$27,678	$29,804	$37,723
5/24	$27,231	$30,790	$39,981
6/24	$28,516	$31,238	$42,677
7/24	$28,851	$31,979	$41,951
8/24	$30,694	$32,663	$42,825
9/24	$32,510	$32,434	$44,038
10/24	$34,912	$34,522	$43,893
11/24	$43,179	$33,560	$46,740
12/24	$45,553	$33,560	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class IIFootnote Reference2	61.01%	15.54%	16.37%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 717,823,197
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,537,155
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$717,823,197
# of Portfolio Holdings	33
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$1,537,155

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Investment Companies	2.9%
Health Care	4.8%
Short-Term Investments	4.8%
Financials	9.8%
Communication Services	11.5%
Consumer Discretionary	32.2%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.4%
Cloudflare, Inc.	8.0%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.8%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports